Equity and Redeemable Noncontrolling Interest - Reclassification of significant items out of accumulated other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reclassification of significant items out of Accumulated Other Comprehensive Income
Total net realized gains (losses)	$ 8,013	$ 1,855	$ (3,741)
Net income (loss) attributable to Corebridge	8,149	7,355	642
Amount Reclassified from AOCI
Reclassification of significant items out of Accumulated Other Comprehensive Income
Net income (loss) attributable to Corebridge	(559)	748	607
Unrealized appreciation (depreciation) of fixed maturity securities on which allowance for credit losses was taken | Amount Reclassified from AOCI
Reclassification of significant items out of Accumulated Other Comprehensive Income
Total net realized gains (losses)	(11)	0	(29)
Unrealized appreciation (depreciation) of all other investments | Amount Reclassified from AOCI
Reclassification of significant items out of Accumulated Other Comprehensive Income
Total net realized gains (losses)	$ (548)	$ 748	$ 636